Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Borrowings
Borrowing arrangements	$ 80,000	$ 80,000
Less: transaction costs	(6,751)	(6,738)
Amortization of carrying amount, net of payments made	20,996	16,216
Borrowings	94,245	89,478
Current	53,200	32,455
Non-current	41,045	57,023
Total borrowings	$ 94,245	$ 89,478